Derivative instruments	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derivative instruments

Note 13	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative ins
t
ruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2021		2020
	Assets	Liabilities	Assets	Liabilities
Trading (Note 3)	$34,647	$30,040	$31,356	$29,392
ALM (Note 3) (1)	1,265	2,061	1,374	1,116
	$35,912	$32,101	$32,730	$30,508

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Derivatives used by CIBC
The majority of our derivative contracts are OTC transactions, which consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its c
o
unterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.
The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.
Interest rate derivatives
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined
future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.
Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.
Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.
Credit derivatives
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.
CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.
In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.
Equity derivatives
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Precious metal and other commodity derivatives
We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.
Notional amounts
The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2021		2020
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter

Forward rate agreements	$9,679	$3,081	$–	$12,760	$7,149	$5,611	$10,593	$3,026
Centrally cleared forward rate agreements	87,710	12,488	–	100,198	100,198	–	149,428	–
Swap contracts	46,976	132,683	87,201	266,860	243,655	23,205	264,184	29,852
Centrally cleared swap contracts	1,064,805	1,752,039	642,217	3,459,061	2,998,139	460,922	2,840,793	445,189
Purchased options	5,794	6,429	1,440	13,663	13,319	344	9,188	1,754
Written options	7,384	5,573	1,216	14,173	13,912	261	9,370	766
	1,222,348	1,912,293	732,074	3,866,715	3,376,372	490,343	3,283,556	480,587
Exchange-traded
Futures contracts	134,137	30,507	–	164,644	164,644	–	269,670	–
Purchased options	5,251	–	–	5,251	5,251	–	3,060	–
Written options	10,251	–	–	10,251	10,251	–	5,060	–
	149,639	30,507	–	180,146	180,146	–	277,790	–
Total interest rate derivatives	1,371,987	1,942,800	732,074	4,046,861	3,556,518	490,343	3,561,346	480,587
Foreign exchange derivatives
Over-the-counter
Forward contracts	695,383	19,864	1,318	716,565	709,628	6,937	1,071,423	8,751
Swap contracts	128,433	260,439	155,259	544,131	491,884	52,247	486,689	42,326
Purchased options	18,224	1,685	22	19,931	19,843	88	19,008	–
Written options	20,529	2,090	7	22,626	21,887	739	22,229	454
	862,569	284,078	156,606	1,303,253	1,243,242	60,011	1,599,349	51,531
Exchange-traded
Futures contracts	6	–	–	6	6	–	3	–
Total foreign exchange derivatives	862,575	284,078	156,606	1,303,259	1,243,248	60,011	1,599,352	51,531
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,102	574	561	2,237	2,210	27	1,907	29
Centrally cleared credit default swap contracts – protection purchased	97	561	989	1,647	1,524	123	2,424	160
Credit default swap contracts – protection sold	874	334	96	1,304	1,304	–	614	9
Centrally cleared credit default swap contracts – protection sold	–	68	309	377	377	–	1,309	–
Total credit derivatives	2,073	1,537	1,955	5,565	5,415	150	6,254	198
Equity derivatives
Over-the-counter	59,281	25,562	600	85,443	83,612	1,831	86,865	4,914
Exchange-traded	75,276	18,097	191	93,564	93,564	–	89,824	–
Total equity derivatives	134,557	43,659	791	179,007	177,176	1,831	176,689	4,914
Precious metal derivatives
Over-the-counter	6,678	140	–	6,818	6,818	–	9,681	–
Exchange-traded	406	4	–	410	410	–	524	–
Total precious metal derivatives	7,084	144	–	7,228	7,228	–	10,205	–
Other commodity derivatives
Over-the-counter	17,510	23,142	558	41,210	41,210	–	34,142	8
Centrally cleared commodity derivatives	119	–	–	119	119	–	55	–
Exchange-traded	21,810	12,151	412	34,373	34,373	–	18,700	–
Total other commodity derivatives	39,439	35,293	970	75,702	75,702	–	52,897	8
Total notional amount of which:	$2,417,715	$2,307,511	$892,396	$5,617,622	$5,065,287	$552,335	$5,406,743	$537,238
Over-the-counter (1)	2,170,578	2,246,752	891,793	5,309,123	4,756,788	552,335	5,019,902	537,238
Exchange-traded	247,137	60,759	603	308,499	308,499	–	386,841	–

(1)
For OTC derivatives that are not centrally cleared, $1,622.2 billion (2020: $1,984.6 billion) are with counterparties that have two-way
collateral posting arrangements, $37.1 billion (2020: $44.9 billion) are with counterparties that have one-way
collateral posting arrangements, and $88.4 billion (2020: $88.3 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way
collateral posting arrangements are either sovereign entities or supra national financial institutions.

Risk
In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.
Market risk
Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices or indices. Changes in value as a result of the aforementioned risk factors are referred to as market risk.
Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.
Credit risk
Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction.
We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure. We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.).
We negotiate netting agreements to contain the
build-up
of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out
and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.
Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.
A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.
The following table summarizes our credit exposure arising from derivatives, which includes the current replacement cost, credit equivalent amount and risk-weighted amount.
In the second quarter of 2020, we adopted the Internal Model Method (IMM) for the determination of the EAD amount for most of our derivatives portfolios. The EAD amount is based on effective expected positive exposure (EEPE) which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. It is calculated as EEPE multiplied by the prescribed alpha factor of 1.4 and is reduced by CVA losses. The EAD amount is then multiplied by counterparty risk variables to arrive at the risk-weighted amount. The risk-weighted amount is used in determining the regulatory capital requirements for derivatives.
From the first quarter of 2019 to the second quarter of 2020, the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
was used in calculating the replacement cost, EAD amount and risk-weighted assets. The current replacement cost was the estimated cost to replace all contracts that have a positive market value, representing an unrealized gain to us. The replacement cost of an instrument was dependent upon its terms relative to prevailing market prices. Replacement cost included the impact of certain collateral amounts and the impact of master netting agreements. The EAD amount was calculated as the sum of replacement cost and the potential future exposure, multiplied by an alpha of 1.4, and was reduced by CVA losses. The potential future exposure was an estimate of the amount by which the current replacement cost could increase over the remaining term of each transaction, based on a formula prescribed by OSFI. Similar to IMM, the EAD amount was then multiplied by counterparty risk variables to arrive at the risk-weighted amount
.

$ millions, as at October 31					2021					2020 (1)
	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$4	$4	$35	$31	$–	$16	$16	$135	$12
Swap contracts	2,116	141	2,257	4,182	1,360	3,974	237	4,211	6,744	2,705
Purchased options	14	2	16	26	14	17	6	23	35	26
Written options	4	–	4	8	4	9	–	9	5	2
	2,134	147	2,281	4,251	1,409	4,000	259	4,259	6,919	2,745
Exchange-traded	3	–	3	332	10	–	–	–	309	9
	2,137	147	2,284	4,583	1,419	4,000	259	4,259	7,228	2,754
Foreign exchange derivatives
Over-the-counter
Forward contracts	943	196	1,139	4,027	1,335	851	364	1,215	4,974	1,423
Swap contracts	452	389	841	2,684	751	358	481	839	2,324	700
Purchased options	144	14	158	156	54	116	1	117	182	65
Written options	40	–	40	50	19	47	–	47	44	20
	1,579	599	2,178	6,917	2,159	1,372	846	2,218	7,524	2,208
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	3	1	4	105	16	7	9	16	144	21
– protection sold	1	–	1	18	7	10	–	10	13	6
	4	1	5	123	23	17	9	26	157	27
Equity derivatives
Over-the-counter	254	79	333	3,910	935	275	55	330	3,100	658
Exchange-traded	1,310	–	1,310	6,298	195	579	–	579	3,929	120
	1,564	79	1,643	10,208	1,130	854	55	909	7,029	778
Precious metal derivatives
Over-the-counter	41	2	43	128	88	58	–	58	136	55
Exchange-traded	–	–	–	53	2	–	–	–	20	1
	41	2	43	181	90	58	–	58	156	56
Other commodity derivatives
Over-the-counter	4,106	2	4,108	6,246	1,788	1,293	25	1,318	2,365	866
Exchange-traded	17	–	17	2,506	100	3	–	3	1,291	52
	4,123	2	4,125	8,752	1,888	1,296	25	1,321	3,656	918
RWA related to non-trade exposures t o central c ounterparties					306					213
RWA related to CVA charge					7,174					7,202
Total derivatives	$9,448	$830	$10,278	$30,764	$14,189	$7,597	$1,194	$8,791	$25,750	$14,156

(1)
Effective in the second quarter of 2020, we adopted the IMM approach for CCR for qualifying derivative transactions which impacted the calculation of EAD and risk-weighted assets (RWA). Some derivatives are not eligible for IMM and remain under
SA-CCR.

(2)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(3)
Under IMM, EEPE is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2021				2020
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$558	$1,693	$1,130	$3,381	$921	$949	$1,156	$3,026
Governments	641	1	17	659	982	–	4	986
Corporate	1,824	3,445	969	6,238	1,823	1,774	1,182	4,779
Total derivative instruments	$3,023	$5,139	$2,116	$10,278	$3,726	$2,723	$2,342	$8,791